Remuneration and other benefits paid to the Bank’s directors and senior managers - Share-based Variable Remuneration - Former directors (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)
Retired executive directors
Remuneration of key personnel
Cash paid, deferred	€ 663	€ 2,057
Retired executive directors | Deferred conditional variable renumeration 2014
Remuneration of key personnel
Number of shares delivered (in shares)	0	148,589
Retired executive directors | Deferred conditional variable renumeration 2015
Remuneration of key personnel
Number of shares delivered (in shares)	60,847	60,847
Retired executive directors | Deferred conditional variable renumeration 2015 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	121,694	182,541
Retired executive directors | Performance shares plan 2015
Remuneration of key personnel
Number of shares delivered (in shares)	129,612	0
Retired executive directors | Deferred conditional variable renumeration plan and linked to objectives 2016
Remuneration of key personnel
Number of shares delivered (in shares)	42,924	42,924
Retired executive directors | Deferred conditional variable renumeration plan and linked to objectives 2016 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	98,253	171,696
Retired executive directors | Deferred conditional variable renumeration plan and linked to objectives 2017
Remuneration of key personnel
Number of shares delivered (in shares)	35,132	117,108
Retired executive directors | Deferred conditional variable renumeration plan and linked to objectives 2017 | Maximum
Remuneration of key personnel
Maximum number of shares to be delivered (in shares)	140,530	175,662